RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2012
RESTRUCTURING
Schedule of the activity in the accrued restructuring balances related to all the plans

	Balance at December 31, 2011	Restructuring Charges	Cash Payments in 2012	Balance at December 31, 2012
	(in thousands)
2009 Restructuring Plan
Workforce Reduction	$231	$49	$(280)	$—
Lease Costs	1,461	309	(1,770)	—

Total 2009 Restructuring Plan	$1,692	$358	$(2,050)	$—

        The activity in the accrued restructuring balances related to the plans described above was as follows for the years ended December 31, 2010 and 2011:

	Balance at December 31, 2009	Restructuring Charges	Cash Payments	Settlement of Stock-based Compensation	Balance at December 31, 2010	Restructuring Charges	Cash Payments	Balance at December 31, 2011
	(in thousands)
2009 Restructuring Plan
Workforce Reduction	$16,939	$14,613	$(20,075)	$(2,052)	$9,425	$2,052	$(11,246)	$231
Lease Costs	1,516	1,052	(597)	—	1,971	312	(822)	1,461
Other Costs	6	45	—	(51)	—	—	—	—

Total 2009 Restructuring Plan	18,461	15,710	(20,672)	(2,103)	11,396	2,364	(12,068)	1,692

2008 Restructuring Plan
Workforce Reduction	2,526	338	(2,843)	—	21	22	(43)	—
Lease Costs	385	—	(385)	—	—	—	—	—
Other Costs	30	(30)	—	—	—	—	—	—

Total 2008 Restructuring Plan	2,941	308	(3,228)	—	21	22	(43)	—

2007 Restructuring Plan
Lease Costs	305	—	(305)	—	—	—	—	—

Total 2007 Restructuring Plan	305	—	(305)	—	—	—	—	—

Grand Total	$21,707	$16,018	$(24,205)	$(2,103)	$11,417	$2,386	$(12,111)	$1,692